SHARE-BASED COMPENSATION - Summary of Weighted-Average Strike Price (Details)	12 Months Ended
	Dec. 31, 2025 shares SFr / shares	Dec. 31, 2024 shares SFr / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	1,282,251	0
Granted (in shares)	415,519	1,400,785
Settled (in shares)	(206,743)	(99,186)
Forfeited (in shares)	(50,396)	(19,348)
Ending balance (in shares)	1,440,631	1,282,251
SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	461,244	0
Granted (in shares)	0	471,729
Settled (in shares)	(79,474)	0
Forfeited (in shares)	(21,238)	(10,485)
Ending balance (in shares)	360,532	461,244
Weighted average strike price, beginning balance period (in chf per share) | SFr / shares	SFr 33.88	SFr 0
Weighted average strike price, granted (in chf per share) | SFr / shares	0	33.88
Weighted average strike price, settled (in chf per share) | SFr / shares	33.74	0
Weighted average strike price, forfeited (in chf per share) | SFr / shares	33.57	33.57
Weighted average strike price, ending balance (in chf per share) | SFr / shares	SFr 33.93	SFr 33.88